Operating costs and non-underlying items - Analysis of expenses recognized in Profit or loss by function (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Analysis of expenses recognized in profit or loss by function [Line Items]
Turnover	€ 50,724	€ 51,980	€ 50,982
Cost of sales	(28,684)	(29,102)	(28,703)
Gross profit	22,040	22,878	22,279
Selling and administrative expenses	(12,673)	(12,931)	(12,816)
Non-underlying items within operating profit before tax	(1,064)	(1,239)	3,176
Operating profit	8,303	8,708	12,639
Cost of Sales [Member]
Analysis of expenses recognized in profit or loss by function [Line Items]
Distribution costs	(3,104)	(3,089)	(3,057)
Production costs	(3,696)	(3,701)	(3,732)
Raw and packaging materials and goods purchased for resale	(20,400)	(20,769)	(20,516)
Other	(1,484)	(1,543)	(1,398)
Selling and Administrative Expenses [Member]
Analysis of expenses recognized in profit or loss by function [Line Items]
Brand and marketing investment	(7,091)	(7,272)	(7,150)
Overheads	(5,582)	(5,659)	(5,666)
Research and development	€ (800)	€ (840)	€ (900)